STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares		3 Months Ended
	Oct. 12, 2020	Dec. 31, 2020
Sponsor
Number of shares subject to forfeiture	937,500	937,500